Information on Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Information on Subsidiaries [Abstract]
Subsidiaries with significant non-controlling interests [text block table]
Subsidiaries with material noncontrolling interests
	Dec 31, 2023	Dec 31, 2022
DWS Group GmbH & Co. KGaA
Proportion of ownership interests and voting rights held by noncontrolling interests	20.51%	20.51%
Place of business	Global	Global

in € m	Dec 31, 2023	Dec 31, 2022
Net income attributable to noncontrolling interests	117	119
Accumulated noncontrolling interests of the subsidiary	1,620	1,622
Dividends paid to noncontrolling interests	84	82
Summarized financial information:
Total assets	11,683	11,396
Total liabilities	3,852	3,566
Total net revenues	2,614	2,712
Net income (loss)	567	599
Total comprehensive income (loss), net of tax	424	783

Carrying Amounts of Assets and Liabilities to which Restrictions Apply [text block table]	Restricted assets Dec 31, 2023 Dec 31, 2022 in € m. Totalassets Restrictedassets Totalassets Restrictedassets Interest-earning deposits with banks 163,454 108 164,136 108 Financial assets at fair value through profit or loss 465,273 58,270 482,545 40,346 Financial assets at fair value through other comprehensive income 35,546 7,618 31,675 2,771 Loans at amortized cost 479,353 54,343 491,175 73,500 Other 173,641 7,920 174,686 3,592 Total 1,317,266 128,259 1,344,217 120,317